Other income, net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Income And Other Expense Disclosure [Line Items]
Investment gain	$ 0	$ 0	$ 308,160
Others	195,355	(446,662)	(58,836)
Other income	$ 195,355	$ (446,662)	$ 249,324